Dec. 18, 2015
Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Investor Class shares of the Funds listed below:

Premier Tax-Exempt Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading "Fund Summaries – Premier Tax-Exempt Portfolio - Fees and Expenses of the Fund" in the Prospectus.

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Investor
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Investor
Management Fees		0.25%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		None
Total Annual Fund Operating Expenses		0.25
Fee Waiver and/or Expense Reimbursement[1]		0.05
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.05% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$20	$75	$136	$313"

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Premier Tax-Exempt Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Premier Tax-Exempt Portfolio - Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional
Management Fees		0.25%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		None
Total Annual Fund Operating Expenses		0.25
Fee Waiver and/or Expense Reimbursement[1]		0.05
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.05% of the Fund’s average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$75	$136	$313"